Property and Equipment, Net - Additional information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 208,990	$ 32,029	¥ 198,237	¥ 148,238